Directors and key management compensation	12 Months Ended
Mar. 31, 2022
Directors and key management compensation
Directors and key management compensation

23. Directors and key management compensation

This note details the total amounts earned by the Company’s Directors and members of the Executive Committee.

Directors

Aggregate emoluments of the Directors of the Company were as follows:

	2022	2021	2020
	€m	€m	€m
Salaries and fees	4	4	4
Incentive schemes[1]	3	3	2
Other benefits[2]	–	–	1
	7	7	7

Notes:

1	Excludes gains from long-term incentive plans.
2	Includes the value of the cash allowance taken by some individuals in lieu of pension contributions.

No Directors serving during the year exercised share options in the year ended 31 March 2022 (2021: None; 2020: None).

Key management compensation

Aggregate compensation for key management, being the Directors and members of the Executive Committee, was as follows:

	2022	2021	2020
		Re-presented[1]	Re-presented[1]
	€m	€m	€m
Short-term employee benefits	28	28	27
Share-based payments	8	11	7
	36	39	34

Note:

1	The prior year comparatives for share-based payments have been re-presented to reflect the market value of the vested shares provided to key management personnel in the reported period. The previous presentation was based on the value of share awards granted and recognised over the vesting period, however the grants were subject to various vesting conditions. The revised measurement basis is considered to provide a more appropriate measure of actual compensation received by key management personnel in the period. The re-presentation decreases the previously disclosed amounts by €12 million and €23 million for the years ended 31 March 2021 and 31 March 2020, respectively.